Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Nov. 25, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2013